Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Operating activities
Net (loss) income		$ (6,574,374)	$ 5,893,268	[1]
Add (deduct) items not affecting cash:
Income from investments		(395,543)	(1,311,921)	[1]
Depreciation		44,000	11,995	[1]
Impairment recovery on mineral property interest			(8,724,915)	[1]
Loss on disposal of plant and equipment		1,944		[1]
Share-based compensation		1,596,526	1,641,029	[1]
Unrealized foreign exchange loss (gain)		1,021,628	(465,021)	[1]
Changes in non-cash operating working capital		(558,356)	(94,231)	[1]
Dividends and interests received		261,223	423,079	[1]
Net cash used in operating activities		(4,602,952)	(2,626,717)	[1]
Mineral property interest
Capital expenditures		(4,314,465)	(8,623,458)	[1]
Acquisition of mineral concession			(1,850,000)	[1]
Plant and equipment
Additions		(113,166)	(229,605)	[1]
Proceeds on disposals		1,418		[1]
Short-term investments
Acquisition			(14,895,360)	[1]
Proceeds on disposals		15,596,974	7,589,328	[1]
Equity investments
Acquisition			(3,737,498)	[1]
Proceeds on disposals		4,345,636	4,566,635	[1]
Consideration received for transfer of TLG		2,201,350		[1]
Changes in other tax receivable		(115,960)	(724,476)	[1]
Net cash provided by (used in) investing activities		17,601,787	(17,904,434)	[1]
Financing activities
Proceeds from issuance of common shares		1,076,157	30,070,791	[1]
Net cash provided by financing activities		1,076,157	30,070,791	[1]
Effect of exchange rate changes on cash		2,542,344	(996,125)	[1]
Increase in cash		16,617,336	8,543,515	[1]
Cash, beginning of the year	[1]	29,824,146	21,280,631
Cash, end of the year		$ 46,441,482	$ 29,824,146	[1]

[1]	Restated for change in presentation currency (note 2(c))